Other Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Other Commitments and Contingencies
12.	Other Commitments and Contingencies

(a)	Trust Funds

The Company collects principal and interest payments and collection costs on defaulted loans for various contracting agencies. Cash collections for some of the Company’s customers are held in trust in bank accounts controlled by the Company. The Company remits trust funds to the contracting agencies on a regular basis. The amount of cash held in trust and the related liability are separated from and not included in the Company’s assets and liabilities. Cash held in trust for customers totaled $1.4 million and $1.8 million at December 31, 2012 and 2011, respectively.

(b)	Litigation

The Company, during the ordinary course of its operations, has been named in various legal suits and claims, several of which are still pending. In the opinion of management and the Company’s legal counsel, such legal actions will not have a material effect on the Company’s financial position or results of operations or cash flows.